Equity (Details) $ / shares in Units, ¥ in Millions									1 Months Ended				12 Months Ended
	Mar. 01, 2023 shares	Oct. 11, 2022 USD ($) $ / shares	Jun. 30, 2022 shares	Jun. 13, 2022 USD ($) $ / shares	Apr. 11, 2022 USD ($) shares	Apr. 21, 2021 USD ($) shares	Mar. 19, 2021 USD ($) $ / shares shares	Nov. 06, 2020	Dec. 31, 2023 USD ($)	Jun. 30, 2022 shares	Nov. 26, 2021 $ / shares shares	Oct. 21, 2020 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Sep. 21, 2021 shares	Aug. 16, 2019 shares
Equity (Details) [Line Items]
Ordinary shares (in Shares)														450,000,000	450,000,000		450,000,000
Preferred shares, authorized (in Shares)														50,000,000	50,000,000		50,000,000
Reverse stock split, description								On November 6, 2020, the Company effected a reverse stock split of its Ordinary Shares at a ratio of 1-for-3 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 42,298,849 Ordinary Shares, or 66.67% of the then outstanding Ordinary Shares to the Company for no consideration.
Ordinary share | $		$ 2,576,600		$ 5,230,000										$ 3,413	$ 2,568
Ordinary share par value (in Dollars per share) | $ / shares														$ 0.0001	$ 0.0001
Ordinary share par value (in Dollars per share) | $ / shares		$ 1.4		$ 1.2
Aggregate offering price | $		$ 3,607,240		$ 6,276,000
Over allotment option (in Shares)							427,143
Warrant exercise price (in Dollars per share) | $ / shares							$ 9.1
Preferred shares, issued (in Shares)														750,000	750,000		750,000
Preferred stock, par value (in Dollars per share) | $ / shares														$ 0.0001	$ 0.0001
Ordinary shares, issued (in Shares)														34,124,565	25,677,965		34,124,565
Fair value | $						$ 770,000
Closing stock price | $					$ 2.07	$ 7.7
Restricted stock units (in Shares)	30,000									120,000
Closing stock price (in Dollars per share) | $ / shares											$ 10.06
Granted shares (in Shares)					500,500
Ordinary shares | $					$ 1,036,035
Compensation cost | $														$ 208,290
Share-based compensation expense | $														1,847,926	$ 971,200
Registered capital amount | $														2,000,000
Paid in capital and statutory reserve | $														$ 42,106,851	41,224,415
RSUs granted description			The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis.											The RSUs granted to the then Chief Financial Officer had a graded vesting schedule with 25% or 20,000 RSUs vested on November 26, 2021, 25% or 20,000 RSUs vested on March 31, 2022, 25% or 20,000 RSUs vested on June 30, 2022, and the remaining 25% or 20,000 RSUs vested on September 30, 2022. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The RSUs granted to the then Chief Financial Officer resulted in $201,200 compensation cost for the year ended December 31, 2021 and $603,600 compensation cost for the year ended December 31, 2022, which were charged to general and administrative expenses.
Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued and outstanding (in Shares)														60,000,000
Share issued (in Shares)														7,806,600		1,149,425
Aggregated proceeds | $												$ 10,000,000
Ordinary shares, issued (in Shares)						100,000												4,000,000
Restricted stock units (in Shares)											80,000
Underwriters warrants [Member]
Equity (Details) [Line Items]
Aggregate percentage							10.00%
Warrants outstanding term							5 years
Aggregate ordinary share (in Shares)														137,111
Ordinary share period														5 days
Market price (in Dollars per share) | $ / shares														$ 13.402
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred shares, authorized (in Shares)														50,000,000			50,000,000
Share issued (in Shares)
Preferred shares, issued (in Shares)														750,000			750,000
Preferred stock, par value (in Dollars per share) | $ / shares														$ 0.0001
Statutory reserve [Member]
Equity (Details) [Line Items]
Registered capital amount | ¥																	¥ 14
Statutory reserve | $														$ 394,541	$ 394,541
Minimum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage														10.00%
Maximum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage														50.00%
CAYMAN ISLANDS | Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares)																			450,000,000
Preferred shares, authorized (in Shares)																			50,000,000
IPO [Member]
Equity (Details) [Line Items]
Ordinary share | $							$ 3,714,286
Ordinary share par value (in Dollars per share) | $ / shares							$ 0.0001
Price per share (in Dollars per share) | $ / shares							$ 7
Additional ordinary share | $							$ 557,143
Ordinary shares, price per share (in Dollars per share) | $ / shares							$ 7
Underwriting discounts and expenses | $							$ 25,700,000
Forecast [Member]
Equity (Details) [Line Items]
Restricted stock units (in Shares)													2.62
Compensation cost | $									$ 129,690
Chief Executive Officer [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares)			39,000							39,000
Investor [Member] | Ordinary shares [Member]
Equity (Details) [Line Items]
Share issued (in Shares)												3,448,274